RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended		12 Months Ended
	Jan. 26, 2016	Jan. 21, 2016	Jan. 16, 2016	Jun. 29, 2015	Jan. 26, 2015	Jan. 05, 2015	Jan. 29, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015	Jan. 28, 2015
Related Party Transaction [Line Items]
Tax withholding obligations amount								$ 16	$ 78	$ 113	$ 115
Mr. Alan Milinazzo [Member]
Related Party Transaction [Line Items]
Number of option granted					30,777		8,633				39,968
Exercise price (in dollars per share)					$ 7.2
Fair value of option					$ 131						$ 736
Liability fair value										84
Non cash annual salary compensation expense										$ 84
Number of shares upon tax withholding obligations										32,811	4,569
Tax withholding obligations amount										$ 81	$ 115
Percentage of additional grant awards										0.50%
Number of additional option granted					5,300
Annual bonus												$ 45,833	$ 69,105
Mr. Alan Milinazzo [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)											$ 29.70
Mr. Alan Milinazzo [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)											$ 31.00
Mr. Alan Milinazzo [Member] | Second Amdedment Employment Agreement [Member]
Related Party Transaction [Line Items]
Percentage of base salary						50.00%
Mr. Alan Milinazzo [Member] | Third Amdedment Employment Agreement [Member]
Related Party Transaction [Line Items]
Transaction amounts				$ 5
Mr. Alan Milinazzo [Member] | Fourth Amendment Employment Agreement [Member]
Related Party Transaction [Line Items]
Monthly salaries and related expenses		$ 18,750
Mr. Alan Milinazzo [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Number of equity award granted					20,509		8,633				18,273
Description of vesting rights
Vest in three equal annual installments.

Vest in three equal annual installments

Fair value of equity award											$ 554
Number of additional equity award granted					5,300
Mr. Alan Milinazzo [Member] | Restricted Stock [Member] | Second Amdedment Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of equity award granted					31,250
Fair value of equity award					$ 225
Requisite service period					1 year
Mr. Alan Milinazzo [Member] | Restricted Stock [Member] | Third Amdedment Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of equity award granted										63,825
Director [Member]
Related Party Transaction [Line Items]
Number of option granted										30,797	33,500
Exercise price (in dollars per share)											$ 31
Fair value of option										$ 338	$ 636
Description of vesting rights
Three-year vesting period with one-third of such awards vesting each year.

Three-year vesting period with one-third of such awards vesting each year.

Vesting period										3 years	3 years
Number of share issued upon lieu of cash compensation										107,744
Director [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)										$ 1.7
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)										$ 7.8
Mr. Isaac Blech [Member]
Related Party Transaction [Line Items]
Number of option granted			780,000
Description of vesting rights

(i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, will be deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full.

Expiration period			10 years
Mr. Isaac Blech [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of option vested			195,000
Optionholders [Member]
Related Party Transaction [Line Items]
Number of option cancelled	422,443
Value of options cancelled for unrecognized compensation cost	$ 800